Dec. 01, 2015
Supplement dated April 18, 2016
to the Prospectus, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia AMT-Free Tax-Exempt Bond Fund	12/1/15
At a Joint Special Meeting of Shareholders of the Fund held on April 15, 2016, shareholders of the Fund approved, in accordance with the recommendations of the Fund's Board of Trustees (the Board), proposals to (i) change the Fund's investment objective, (ii) convert the Fund's investment objective from fundamental to non-fundamental (meaning that the Board may change the objective without shareholder approval) and (iii) change the Fund's 80% policy to allow securities the income on which is subject to the federal alternative minimum tax (AMT) to count towards compliance with the policy. In connection with these changes, the Fund's name and principal investment strategies will also change. The effective date of these changes is April 18, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus.

As of the Effective Date, the Fund’s name is changed to Columbia Strategic Municipal Income Fund.

As of the Effective Date, the “Investment Objective” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.

As of the Effective Date, the “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds. The Fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond market funds, that invest primarily in the types of securities in which the Fund may invest directly. The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.

As of the Effective Date, Exchange-Traded Fund (ETF) Risk and Money Market Fund Investment Risk are hereby added under the caption “Principal Risks” in the “Summary of the Fund” section:

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.

As of the Effective Date, the first paragraph under the caption “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.

Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/24/1976
returns before taxes		0.74%	6.09%	4.53%
returns after taxes on distributions		0.67%	6.07%	4.52%
returns after taxes on distributions and sale of Fund shares		2.21%	5.72%	4.43%
Class B returns before taxes	03/20/1995	-1.80%	5.60%	4.06%
Class C returns before taxes	06/26/2000	2.18%	5.93%	4.06%
Class R4 returns before taxes	03/19/2013	4.21%	6.87%	4.92%
Class R5 returns before taxes	12/11/2013	4.19%	6.88%	4.93%
Class Z returns before taxes	09/27/2010	4.21%	7.00%	4.96%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		3.30%	5.35%	4.72%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.81%	7.17%	4.80%